Consolidated Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuing operations:
Gross premiums earned		$ 23,344	$ 24,217	$ 23,495
Outward reinsurance premiums		(1,943)	(1,844)	(1,625)
Earned premiums, net of reinsurance		21,401	22,373	21,870
Investment return		(30,159)	3,486	13,762
Other income		539	641	615
Total revenue, net of reinsurance		(8,219)	26,500	36,247
Benefits and claims		17,997	(17,738)	(34,463)
Reinsurers' share of benefits and claims		(6,168)	(971)	6,313
Movement in unallocated surplus of with-profits funds		1,868	(202)	(438)
Benefits and claims and movement in unallocated surplus, net of reinsurance		13,697	(18,911)	(28,588)
Acquisition costs and other expenditure		(3,880)	(4,560)	(4,651)
Finance costs: interest on core structural borrowings of shareholder-financed businesses		(200)	(328)	(316)
Gain (loss) attaching to corporate transactions		55	(35)	(30)
Total charges net of reinsurance		9,672	(23,834)	(33,585)
Share of profit from joint ventures and associates, net of related tax		29	352	517
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	1,482	3,018	3,179
Tax charge attributable to policyholders' returns		(21)	(342)	(271)
Profit before tax attributable to shareholders' returns		1,461	2,676	2,908
Total tax charge attributable to shareholders' and policyholders' returns		(475)	(804)	(711)
Remove tax charge attributable to policyholders' returns		21	342	271
Tax charge attributable to shareholders' returns		(454)	(462)	(440)
Profit after tax from continuing operations		1,007	2,214	2,468
Loss after tax from discontinued US operations	[2]		(5,027)	(283)
Profit (loss) for the year		1,007	(2,813)	2,185
Attributable to:
Equity holders of the Company From continuing operations		998	2,192	2,458
Equity holders of the Company From discontinued US operations			(4,234)	(340)
Profit (loss) attributable to equity holders of the company		998	(2,042)	2,118
Non-controlling interests from continuing operations		9	22	10
Non-controlling interests from discontinued US operations			(793)	57
Profit (loss) attributable to non-controlling interests		9	(771)	67
Profit (loss) for the year		$ 1,007	$ (2,813)	$ 2,185
Basic
Based on profit from continuing operations (in USD per share)		$ 0.365	$ 0.834	$ 0.946
Based on loss from discontinued US operations (in USD per share)	[2]		(1.611)	(0.130)
Total basic earnings per share (in USD per share)		0.365	(0.777)	0.816
Diluted
Based on profit continuing operations (in USD per share)		0.365	0.834	0.946
Based on loss from discontinued US operations (in USD per share)	[2]		(1.611)	(0.130)
Total diluted earnings per share (in USD per share)		$ 0.365	$ (0.777)	$ 0.816

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Discontinued operations for 2021 and 2020 related to the US operations (Jackson) that were demerged from the Group in September 2021.